Restatement Of Previously Reported Results (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Net income (loss)	(43,522)	10,579	19,863	19,863
Deferred income taxes (recovery)	(9,784)	153		(2,068)
Other receivables and long-term receivables	(6,685)	(3,666)		(6,662)
Accounts payable and accrued liabilities	217	2,942		10,232
As Reported [Member]
Net income (loss)	(43,089)	9,042		26,464
Deferred income taxes (recovery)	(9,570)	(532)		101
Other receivables and long-term receivables	(6,685)	(2,866)		(7,462)
Accounts payable and accrued liabilities	(430)	4,364		2,262
Adjustments [Member]
Net income (loss)	(433)	1,537		(6,601)
Deferred income taxes (recovery)	(214)	685		(2,169)
Other receivables and long-term receivables	0	(800)		800
Accounts payable and accrued liabilities	647	(1,422)		7,970